Other liabilities and provisions - Classification (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Other liabilities and provisions
Other non-current liabilities	$ 179	$ 325
Current Provisions	14	10
Non-current Provisions	16	18
Other liabilities and provisions	$ 209	$ 353